Related Party Transactions and Balances (Accounts Payable Balances Due to Related Parties) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accounts payable due to related parties	$ 709,911	$ 546,668
Shanghai Shanda Network Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable due to related parties	709,911	355,820
Shanghai Shengle Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable due to related parties	0	190,837
Other companies under control of Shanda [Member]
Related Party Transaction [Line Items]
Accounts payable due to related parties	$ 0	$ 11